Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of foreign currency translation and transactions
	December 31, 2022	December 31, 2021
Balance sheet items, except for equity accounts	6.8972	6.3726
	For the Years Ended December 31,
	2022	2021	2020
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.7290	6.4508	6.9042

Schedule of property and equipment estimated useful lives
Electronic equipment	3 years
Vehicles	3 – 4 years
Office equipment	5 years
Leasehold improvements	5 years
Building	20 years

Schedule of intangible assets estimated useful lives using the straight-line method
Customer relationship	3 years
License	10 years
Non-Compete Agreements	4 years

Schedule of financial guarantee services
	December 31, 2022	December 31, 2021
Guarantee	$27,217,736	$47,020,055

Schedule of management consulting services
	For the years ended December 31,
	2022	2021	2020
Industrial operation services-consulting management service	$789,195	$146,245	—
Management and assessment services	401,676	440,254	19,676
Consulting services relating to debt collection	—	206,792	2,108,447
Healthcare services, net	6,928	—	4,527
Revenues from services	$1,197,799	$793,291	$2,132,680

Schedule of total revenue
	For the years ended, December 31,
	2022	2021
Customer A	18.3%	25.9%
Customer B	18.6%	23.4%
Customer C (Related party)	11.3%	4.0%
	As of December 31,
	2022	2021
Customer A	48.61%	52.42%
Customer B	22.14%	16.94%
Customer C (Related party)	—%	2.26%
Customer D	13.07%	10.82%